Revenue from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contracts with Customers [Abstract]
Schedule of Revenue Information	Disaggregated revenue information:
	For the six months ended June 30,
	2024	2025
	US$	US$
Types of goods
Whisky products	1,382,345	1,883,548

Timing of revenue recognition
Goods transferred at a point in time	1,382,345	1,883,548